CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Common stock dividends (in dollars per share)	$ 0.38	$ 0.38	$ 0.38
Repurchase of preferred shares (in shares)		10,000	8,030
Redemption of preferred shares		6,653
Exchange of preferred shares (in shares)		735
Shares exchanged (in shares)		68,818
Stock options exercised (in shares)	44,400	21,900	23,400
Common stock issued (in shares)		604,542	13,653
Common stock issued under employee compensation plans (in shares)	20,846	40,904	15,622
Restricted common stock forfeited (in shares)	1,368	102,779
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation (in shares)	124,578	15,830
Purchase of equity trust shares from treasury, net			42,151
Distribution of equity trust shares, net (in shares)	200,545	803	57,442